ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Canada — 1.4%
Industrials — 1.4%
ATS*	435,427	$18,742,867
Total Canada		18,742,867

China — 1.8%
Industrials — 1.8%
Airtac International Group	582,145	17,483,228
Estun Automation, Cl A	1,804,400	3,284,817
Han's Laser Technology Industry Group, Cl A	1,637,800	3,763,983
		24,532,028
Total China		24,532,028

Finland — 1.3%
Industrials — 1.3%
Cargotec, Cl B	291,583	16,675,912
Total Finland		16,675,912

France — 1.4%
Information Technology — 1.4%
Dassault Systemes	363,514	19,046,380
Total France		19,046,380

Germany — 8.0%
Industrials — 6.5%
Duerr	678,821	15,720,686
GEA Group	551,217	22,273,813
KION Group	305,269	14,126,069
Krones	160,284	20,039,853
Siemens	75,249	13,624,270
		85,784,691
Information Technology — 1.5%
Jenoptik	612,774	19,409,613
Total Germany		105,194,304

Japan — 20.9%
Industrials — 15.7%
Daifuku(A)	1,051,000	21,127,850
Daihen	352,900	16,996,176
FANUC	765,600	21,563,025
Fuji Machine Manufacturing	1,116,700	19,224,734
Harmonic Drive Systems(A)	611,400	15,120,308
Mitsubishi Electric	818,500	12,335,594
Nabtesco	822,200	16,064,328
Shibaura Machine(A)	472,200	11,645,500
SMC	37,400	21,213,162
THK	820,700	16,074,323
Toyota Industries	193,500	16,659,466
Yaskawa Electric(A)	500,300	19,259,026
		207,283,492
Information Technology — 5.2%
Keyence	49,700	22,637,428
Omron	417,900	19,183,233

Description	Shares	Fair Value
Optex Group	748,800	$9,435,879
Yokogawa Electric	889,400	17,791,042
		69,047,582
Total Japan		276,331,074

Norway — 1.6%
Industrials — 1.6%
AutoStore Holdings* (A)	11,217,469	20,763,357
Total Norway		20,763,357

South Korea — 1.3%
Information Technology — 1.3%
Koh Young Technology	1,302,251	17,026,396
Total South Korea		17,026,396

Sweden — 2.6%
Health Care — 1.0%
Elekta, Cl B(A)	1,673,520	12,746,957

Information Technology — 1.6%
Hexagon, Cl B	1,959,205	21,616,512
Total Sweden		34,363,469

Switzerland — 4.5%

Health Care — 1.4%
Tecan Group	49,324	19,123,579
Industrials — 3.1%
ABB	410,209	17,544,522
Kardex Holding	90,626	23,294,321
		40,838,843
Total Switzerland		59,962,422

Taiwan — 4.3%
Industrials — 1.4%
Hiwin Technologies	2,570,996	18,071,187

Information Technology — 2.9%
Advantech	1,430,446	15,424,383
Delta Electronics	1,257,219	11,246,867
Global Unichip	220,509	10,884,724
		37,555,974
Total Taiwan		55,627,161

United Kingdom — 2.4%
Consumer Staples — 1.0%
Ocado Group* (A)	1,961,054	13,650,236

Information Technology — 1.4%
Renishaw	423,988	18,919,021
Total United Kingdom		32,569,257

United States — 48.3%
Consumer Discretionary — 2.0%
Aptiv*	151,972	12,359,883

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2024 (Unaudited)

Description	Shares	Fair Value
Luminar Technologies, Cl A* (A)	5,026,828	$13,672,972
		26,032,855
Health Care — 11.2%
Azenta*	437,515	28,525,978
Globus Medical, Cl A*	190,652	10,064,519
Illumina*	174,665	24,978,842
Intuitive Surgical*	70,721	26,748,097
iRhythm Technologies*	203,437	24,367,684
Omnicell*	528,969	17,016,933
QIAGEN	366,344	15,994,569
		147,696,622
Industrials — 11.8%
3D Systems*	2,485,901	11,907,466
Deere	41,114	16,181,648
Emerson Electric	196,820	18,054,299
GXO Logistics*	217,278	11,815,578
John Bean Technologies	167,817	16,573,607
Nordson .	75,471	18,997,560
Rockwell Automation	76,119	19,279,420
Schneider Electric	68,185	13,546,640
Stratasys* (A)	1,363,844	18,030,018
Symbotic, Cl A* (A)	252,011	10,844,033
		155,230,269
Information Technology — 23.3%
Ambarella*	317,406	16,682,859
Autodesk*	62,738	15,923,532
Cadence Design Systems*	58,960	17,007,601
Cognex	561,371	20,287,948
FARO Technologies*	450,570	10,200,905
IPG Photonics*	211,226	20,676,913
Manhattan Associates*	74,248	18,009,595
Microchip Technology	159,994	13,628,289
Novanta*	139,356	21,537,470
NVIDIA.	37,114	22,835,131
PTC*	99,717	18,013,876
QUALCOMM	112,364	16,687,178
Samsara, Cl A*	455,647	14,307,316
ServiceNow*	29,335	22,453,009
Teradyne(A)	218,989	21,152,147
Trimble Navigation*	306,155	15,571,043
Zebra Technologies, Cl A*	87,412	20,939,545
		305,914,357
Total United States		634,874,103

Total Common Stock
(Cost $1,261,515,684)		1,315,708,730

SHORT-TERM INVESTMENT — 3.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares, 5.29%(B) (C)	45,657,042	45,657,042

Description	Shares	Fair Value
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(B)	1,442,484	$1,442,484

Total Short-Term Investments (Cost $47,099,526)		47,099,526

Total Investments - 103.4% (Cost $1,308,615,210)		$1,362,808,256

Percentages based on Net Assets of $1,318,544,165.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 was $69,783,934.
(B)	Rate shown is the 7-day effective yield as of January 31, 2024.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2024 was $45,657,042. The total value of non-cash collateral held from securities on loan as of January 31, 2024 was $26,881,088.

Cl - Class

ROB-QH-001-2100